Personnel expenses - Employee equality and diversity (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Percentage of allocation of women on the Board of Directors	62.00%	62.00%	62.00%
Percentage of allocation of men on the Board of Directors	38.00%	38.00%	38.00%
Percentage of allocation of women in executive management	50.00%	50.00%	50.00%
Percentage of allocation of men in executive management	50.00%	50.00%	50.00%
Percentage of allocation of women in management positions	48.00%	42.00%	41.00%
Percentage of allocation of men in management positions	52.00%	58.00%	59.00%
Percentage of allocation of women employees in total	49.00%	50.00%	51.00%
Percentage of allocation of men employees in total	51.00%	50.00%	49.00%